AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 99.7%
Communication Services - 7.6%
Alphabet, Inc., Class A*	89,925	$11,934,846
Meta Platforms, Inc., Class A*	12,816	4,083,178

Total Communication Services		16,018,024
Consumer Discretionary - 10.6%
Amazon.com, Inc.*	80,497	10,760,839
Five Below, Inc.*	43,986	9,164,043
Lululemon Athletica, Inc. (Canada)*	6,238	2,361,270

Total Consumer Discretionary		22,286,152
Consumer Staples - 6.6%
Lamb Weston Holdings, Inc.	21,253	2,202,449
Walmart, Inc.	73,320	11,720,935

Total Consumer Staples		13,923,384
Energy - 6.5%
EOG Resources, Inc.	42,436	5,624,043
Valero Energy Corp.	62,284	8,029,030

Total Energy		13,653,073
Financials - 7.0%
CME Group, Inc.	35,935	7,149,628
Mastercard, Inc., Class A	19,401	7,649,426

Total Financials		14,799,054
Health Care - 16.8%
Amgen, Inc.	49,092	11,494,892
Charles River Laboratories International, Inc.*	36,827	7,716,730
Danaher Corp.	31,504	8,035,410
Envista Holdings Corp.*	156,753	5,393,871
Zoetis, Inc.	14,260	2,682,163

Total Health Care		35,323,066
	Shares	Value
Industrials - 4.7%
Waste Connections, Inc. (Canada)	70,035	$9,886,841
Information Technology - 37.1%
Adobe, Inc.*	15,916	8,692,842
Analog Devices, Inc.	51,279	10,231,699
Apple, Inc.	101,628	19,964,820
Microsoft Corp.	57,752	19,400,052
Texas Instruments, Inc.	52,714	9,488,520
Workday, Inc., Class A*	43,749	10,374,200

Total Information Technology		78,152,133
Materials - 1.8%
Linde PLC	9,555	3,732,852
Real Estate - 1.0%
Public Storage, REIT	7,580	2,135,665

Total Common Stocks (Cost $164,888,616)		209,910,244
Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%[1]	355,757	355,757
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.23%[1]	533,635	533,635

Total Short-Term Investments (Cost $889,392)		889,392
Total Investments - 100.1% (Cost $165,778,008)		210,799,636
Other Assets, less Liabilities - (0.1)%		(170,287)
Net Assets - 100.0%		$210,629,349

*	Non-income producing security.
[1]	Yield shown represents the July 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$209,910,244	—	—	$209,910,244
Short-Term Investments
Other Investment Companies	889,392	—	—	889,392
Total Investments in Securities	$210,799,636	—	—	$210,799,636

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.